PROPERTY (Details Narrative) - USD ($)	3 Months Ended		12 Months Ended
	Apr. 30, 2022	Apr. 30, 2021	Jan. 31, 2022	Jan. 31, 2021
Property, Plant and Equipment [Line Items]
Addition to fixed assets	$ 1,142	$ 186,327	$ 196,578	$ 8,628
Cash		35,000	35,000
Financed through vehicle loans		151,327
Depreciation expense	$ 12,938	$ 10,735	48,931	25,196
Financed through vehicle loans			152,950
Gain (Loss) on Sale of Property and Equipment			20,345	464
Office Equipment [Member]
Property, Plant and Equipment [Line Items]
Addition to fixed assets				0
Cost				9,750
Net book value				9,286
Proceeds received			$ 25,060	9,750
Vehicles [Member]
Property, Plant and Equipment [Line Items]
Cost				20,000
Net book value				$ 4,715